Supplement to the
Fidelity® International Real Estate Fund
October 9, 2009
Prospectus

Effective April 1, 2010, the following information replaces the biographical information for Steve Buller found in the "Fund Management" section on page 23. All references to Mr. Buller are no longer applicable.

Guillermo de las Casas is manager of Fidelity International Real Estate Fund, which he has managed since April 2010. Prior to joining Fidelity Investments in April 2007 as a research analyst, Mr. de las Casas served as a vice president and real estate securities analyst for Houlihan Rovers SA beginning in 2000.

IRE-10-01 March 4, 2010
1.808406.110

Supplement to the
Fidelity Advisor International Real Estate Fund
Class A, Class T, Class B, and Class C
October 9, 2009
Prospectus

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

Effective April 1, 2010, the following information replaces the biographical information for Steve Buller found in the "Fund Management" section on page 24. All references to Mr. Buller are no longer applicable.

Guillermo de las Casas is manager of the fund, which he has managed since April 2010. Prior to joining Fidelity Investments in April 2007 as a research analyst, Mr. de las Casas served as a vice president and real estate securities analyst for Houlihan Rovers SA beginning in 2000.

AIRE-10-01 March 4, 2010
1.855555.104

Supplement to the
Fidelity Advisor International Real Estate Fund
Institutional Class
October 9, 2009
Prospectus

Effective October 23, 2009, (i) a front-end sales charge will not apply to Class A shares purchased by a shareholder who redeemed Destiny Plan assets and received the proceeds in the form of directly held shares of a Fidelity Advisor fund after September 30, 2008; and (ii) Institutional Class shares will be offered to Destiny Planholders who exchange, or have exchanged, from Class O to Institutional Class of Fidelity Advisor funds.

Effective April 1, 2010, the following information replaces the biographical information for Steve Buller found in the "Fund Management" section on page 23. All references to Mr. Buller are no longer applicable.

Guillermo de las Casas is manager of the fund, which he has managed since April 2010. Prior to joining Fidelity Investments in April 2007 as a research analyst, Mr. de las Casas served as a vice president and real estate securities analyst for Houlihan Rovers SA beginning in 2000.

AIREI-10-01 March 4, 2010
1.855554.103